Property and Equipment, net - Schedule of Property and Equipment (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (3,618,645)	$ (460,980)	$ (3,489,511)
Net book value	304,993	38,853	403,107
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,582,591	328,997	2,560,271
Furniture and fixture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	598,917	76,296	590,217
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	90,057	11,472	90,057
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 652,073	$ 83,068	$ 652,073